Other assets (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of other assets [text block] [Abstract]
Schedule of other assets
	2020		2019

Restricted cash	Ps.	42,915	-
Inventory of rewards		28,804	13,315
Rental security deposit		5,774	3,549
Transaction costs of the merger		-	9,822
Other receivables		58,698	7,259

		136,191	33,945

Current		130,417	20,574
Non-current		5,774	13,371

	Ps.	136,191	33,945